Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common shares [member] Common Class B [Member]	Common shares [member] Common Stock Other Than B Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [member]
Beginning Balance, Permanent Equity at Dec. 31, 2021	$ 706,178	$ 2	$ 1,936	$ 1,461,730		$ (757,317)	$ (173)
Beginning Balance, Permanent Equity (Shares) at Dec. 31, 2021		18,500,000	193,585,625
Net loss	(40,198)					(40,198)
Foreign currency translation adjustment	(29,526)						(29,526)
Issuance of common stock in connection with business combinations	17,452		$ 27	17,425
Issuance of common stock in connection with business combinations (Shares)			2,701,576
Stock-based compensation	37,180			37,180
Vesting of restricted shares			$ 16	(16)
Vesting of restricted shares (Shares)			1,622,776
Ending Balance, Permanent Equity at Mar. 31, 2022	691,086	$ 2	$ 1,979	1,516,319		(797,515)	(29,699)
Ending Balance, Permanent Equity (Shares) at Mar. 31, 2022		18,500,000	197,909,977
Beginning Balance, Permanent Equity at Dec. 31, 2021	706,178	$ 2	$ 1,936	1,461,730		(757,317)	(173)
Beginning Balance, Permanent Equity (Shares) at Dec. 31, 2021		18,500,000	193,585,625
Net loss	(44,953)
Ending Balance, Permanent Equity at Jun. 30, 2022	636,828	$ 2	$ 1,996	1,539,794		(802,270)	(102,694)
Ending Balance, Permanent Equity (Shares) at Jun. 30, 2022		18,500,000	199,574,545
Beginning Balance, Permanent Equity at Mar. 31, 2022	691,086	$ 2	$ 1,979	1,516,319		(797,515)	(29,699)
Beginning Balance, Permanent Equity (Shares) at Mar. 31, 2022		18,500,000	197,909,977
Net loss	(4,755)					(4,755)
Foreign currency translation adjustment	(72,995)						(72,995)
Stock-based compensation	23,492			23,492
Vesting of restricted shares			$ 17	(17)
Vesting of restricted shares (Shares)			1,664,568
Ending Balance, Permanent Equity at Jun. 30, 2022	636,828	$ 2	$ 1,996	1,539,794		(802,270)	(102,694)
Ending Balance, Permanent Equity (Shares) at Jun. 30, 2022		18,500,000	199,574,545
Beginning Balance, Permanent Equity at Dec. 31, 2022	576,816	$ 2	$ 2,019	1,568,917	$ 0	(938,953)	(55,169)
Beginning Balance, Permanent Equity (Shares) at Dec. 31, 2022		18,500,000	201,853,695		0
Net loss	(25,168)					(25,168)
Foreign currency translation adjustment	8,968						8,968
Issuance of common stock in connection with business combinations	8,440		$ 17	8,423
Issuance of common stock in connection with business combinations (Shares)			1,677,920
Stock-based compensation	10,543			10,543
Vesting of shares			$ 10	(10)
Vesting of shares (Shares)			953,117
Issuance (acquisition) of common shares in connection with warrant redemptions (Shares)			7,668,280		(4,105,948)
Issuance (acquisition) of common shares in connection with warrant redemptions	14,300		$ 76	31,877	$ (17,653)
Ending Balance, Permanent Equity at Mar. 31, 2023	593,899	$ 2	$ 2,122	1,619,750	$ (17,653)	(964,121)	(46,201)
Ending Balance, Permanent Equity (Shares) at Mar. 31, 2023		18,500,000	212,153,012		(4,105,948)
Beginning Balance, Permanent Equity at Dec. 31, 2022	576,816	$ 2	$ 2,019	1,568,917	$ 0	(938,953)	(55,169)
Beginning Balance, Permanent Equity (Shares) at Dec. 31, 2022		18,500,000	201,853,695		0
Net loss	(35,466)
Ending Balance, Permanent Equity at Jun. 30, 2023	601,263	$ 2	$ 2,127	1,625,076	$ (17,653)	(974,419)	(33,870)
Ending Balance, Permanent Equity (Shares) at Jun. 30, 2023		18,500,000	212,726,102		(4,105,948)
Beginning Balance, Permanent Equity at Mar. 31, 2023	593,899	$ 2	$ 2,122	1,619,750	$ (17,653)	(964,121)	(46,201)
Beginning Balance, Permanent Equity (Shares) at Mar. 31, 2023		18,500,000	212,153,012		(4,105,948)
Net loss	(10,298)					(10,298)
Foreign currency translation adjustment	12,331						12,331
Issuance of common stock in connection with business combinations	1,717		$ 4	1,713
Issuance of common stock in connection with business combinations (Shares)			385,777
Stock-based compensation	3,614			3,614
Vesting of restricted shares			$ 1	(1)
Vesting of restricted shares (Shares)			187,313
Ending Balance, Permanent Equity at Jun. 30, 2023	$ 601,263	$ 2	$ 2,127	$ 1,625,076	$ (17,653)	$ (974,419)	$ (33,870)
Ending Balance, Permanent Equity (Shares) at Jun. 30, 2023		18,500,000	212,726,102		(4,105,948)